Significant accounting policies (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment
Computer equipment	3 years, straight-line
Furniture and fixtures	5 years, straight-line
Leasehold improvements	Term of the lease, plus one renewal

Computer equipment	3 years, straight-line
Furniture and fixtures	5 years, straight-line
Leasehold improvements	Term of the lease, plus one renewal

Schedule of useful lives of intangibles	The useful lives of the intangibles are as follows:
Software	3-5 years
Brands	1-20 years
Customer relationships	1-10 years
Patents	5 years
Application platforms	3 years
The useful lives of the intangibles are as follows:
Software	3-5 years
Brands	1-20 years
Customer relationships	1-10 years
Patents	5 years
Application platforms	3 years